Lease liabilities - Balance sheet shows the following amounts relating to lease liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Long term lease liabilities	£ 2,309	£ 1,620
Current lease liabilities	896	581
Total lease liabilities	£ 3,205	£ 2,201	£ 2,620
Incremental borrowing rate	10.00%